Commitments and Contingent Liabilities (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Sep. 08, 2023	Feb. 08, 2022	Mar. 20, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Leased Assets [Line Items]
Income from OCS grants				$ 1,264	$ 542	$ 460
Accrued unpaid royalties				2,721
Maximum future royalties commitment				10,164
Bank guarantees				117,886
Credit loss provision	$ 12,290
Damages sought by plaintiff	10,809			75,000
Litigation Settlement, Loss				1,160
Plaintiff estimated amended claim amount			$ 52,099
Receivables Settlement Agreement	$ 12,000
Amount collected from South American customer				9,064
Guarantees [Member]
Operating Leased Assets [Line Items]
Bank guarantees				$ 18,555	$ 26,686
Minimum [Member]
Operating Leased Assets [Line Items]
Royalties calculation rate				3.00%
Maximum [Member]
Operating Leased Assets [Line Items]
Royalties calculation rate				4.00%
Station Enterprises Ltd [Member]
Operating Leased Assets [Line Items]
Bank guarantees		$ 682
Damages sought by plaintiff		$ 328